Schedule of Weighted Average Assumptions (Details)	3 Months Ended
Mar. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend as percentage, share options granted	0.00%
Exercise price, share options granted	$ 0.24
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	33.00%
Expected life	3 years
Expected volatility, share options granted	245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	79.00%
Expected life	5 years
Expected volatility, share options granted	257.00%